LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.8%		$178,304,984
(COST $124,063,080)

Communication Services - 14.8%		26,367,198
Media & Entertainment - 14.8%
Alphabet Inc. Class A	48,650	8,284,122
Electronic Arts Inc.	23,200	2,995,584
Meta Platforms, Inc. Class A	5,975	3,992,495
Paramount Global Class B	252,125	2,864,140
The Walt Disney Co.	17,550	1,997,190
Warner Bros. Discovery, Inc. (a)	543,950	6,233,667

Consumer Discretionary - 5.0%		8,874,409
Consumer Discretionary Distribution & Retail - 0.9%
Chewy, Inc. Class A (a)	50,210	1,870,825
eBay Inc.	37,920	2,454,941
LKQ Corp.	71,650	3,022,913
Consumer Durables & Apparel - 4.1%
TopBuild Corp. (a)	3,840	1,176,538
Topgolf Callaway Brands Corp. (a)	53,475	349,192

Consumer Staples - 7.2%		12,910,916
Consumer Staples Distribution & Retail - 3.5%
Performance Food Group Co. (a)	35,175	2,994,799
Target Corp.	11,960	1,485,910
Walgreens Boots Alliance, Inc.	169,625	1,811,595
Food Beverage & Tobacco - 2.6%
PepsiCo, Inc.	21,900	3,360,993
Tyson Foods, Inc. Class A	21,175	1,298,875
Household & Personal Products - 1.1%
Kimberly-Clark Corp.	13,793	1,958,744

Energy - 3.5%		6,271,137
Cheniere Energy, Inc.	7,800	1,782,768
Chevron Corp.	14,245	2,259,542
Exxon Mobil Corp.	20,020	2,228,827

Financials - 19.2%		34,373,452
Banks - 7.2%
Bank of America Corp.	63,425	2,923,892
Citigroup Inc.	50,775	4,059,461
Citizens Financial Group, Inc.	25,775	1,179,722
JPMorgan Chase & Co.	10,795	2,856,897
PNC Financial Services Group, Inc.	9,945	1,908,644
Financial Services - 12.0%
Bread Financial Holdings Inc.	23,749	1,282,446
Discover Financial Services	4,495	877,379
Fiserv, Inc. (a)	7,549	1,779,224
Intercontinental Exchange, Inc.	11,400	1,974,822
Northern Trust Corp.	18,810	2,073,238
PayPal Holdings, Inc. (a)	40,735	2,894,222
State Street Corp.	18,100	1,796,063
The Charles Schwab Corp.	49,675	3,950,653
Visa Inc. Class A	13,280	4,816,789

Health Care - 19.0%		34,011,894
Health Care Equipment & Services - 8.3%
AMN Healthcare Services, Inc. (a)	65,750	1,664,790
CVS Health Corp.	53,650	3,525,878
GE HealthCare Technologies Inc.	24,050	2,100,767
HCA Healthcare, Inc.	4,525	1,386,008
McKesson Corp.	1,535	982,799
The Cigna Group	6,275	1,938,034
UnitedHealth Group Inc.	6,735	3,198,856
Pharmaceuticals Biotechnology & Life Sciences - 10.7%
AbbVie Inc.	12,425	2,597,198
Amgen Inc.	6,275	1,933,076
Bristol-Myers Squibb Co.	39,025	2,326,670
Exact Sciences Corp. (a)	74,575	3,535,601
Johnson & Johnson	11,400	1,881,228
Merck & Co., Inc.	14,700	1,356,075
Pfizer Inc.	146,575	3,873,977
Viatris Inc.	185,367	1,710,937

Industrials - 3.7%		6,603,504
Capital Goods - 1.9%
Kornit Digital Ltd. (a)	68,135	1,687,023
The Boeing Co. (a)	9,550	1,667,716
Commercial & Professional Services - 0.9%
Concentrix Corp.	35,700	1,612,212
Transportation - 0.9%
FedEx Corp.	6,225	1,636,553

Information Technology - 23.0%		41,014,509
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	9,395	2,161,414
Infineon Technologies A.G. ADR	60,925	2,227,418
Marvell Technology, Inc.	16,750	1,537,985
Microchip Technology Inc.	33,500	1,971,810
NXP Semiconductors N.V.	12,430	2,679,784
Qualcomm Inc.	17,730	2,786,624
Software & Services - 6.3%
Adobe Inc. (a)	3,925	1,721,348
Microsoft Corp.	17,786	7,060,864
Oracle Corp.	14,975	2,486,748
Technology Hardware & Equipment - 9.2%
Apple Inc.	22,370	5,409,961
Calix, Inc. (a)	61,325	2,270,251
Cisco Systems, Inc.	40,910	2,622,740
Coherent Corp. (a)	19,225	1,445,528
Keysight Technologies, Inc. (a)	12,025	1,918,348
Lumentum Holdings Inc. (a)	21,300	1,498,029
Viavi Solutions Inc. (a)	108,735	1,215,657

Materials - 1.8%		3,221,769
Freeport-McMoRan Inc.	33,775	1,246,635
O-I Glass, Inc. (a)	172,200	1,975,134

Real Estate - 0.7%		1,234,118
Real Estate Management & Development - 0.7%
Colliers Int'l. Group Inc.	9,625	1,234,118

Utilities - 1.9%		3,422,078
Alliant Energy Corp.	15,500	1,000,215
WEC Energy Group, Inc.	22,700	2,421,863

Short-Term Investments - 0.0%^		100,000
(COST $100,000)

Money Market Funds - 0.0%^		100,000
First American Government Obligations Fund Class X, 4.29% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST $124,163,080)		178,404,984

NET OTHER ASSETS & LIABILITIES - 0.2%		327,624

NET ASSETS - 100%		$178,732,608

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2025.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$ 26,367,198	$ -	$ -	$ 26,367,198
Consumer discretionary	8,874,409	–	–	8,874,409
Consumer staples	12,910,916	–	–	12,910,916
Energy	6,271,137	–	–	6,271,137
Financials	34,373,452	–	–	34,373,452
Health care	34,011,894	–	–	34,011,894
Industrials	6,603,504	–	–	6,603,504
Information technology	41,014,509	–	–	41,014,509
Materials	3,221,769	–	–	3,221,769
Real estate	1,234,118	–	–	1,234,118
Utilities	3,422,078	–	–	3,422,078
Total common stocks	178,304,984	–	–	178,304,984
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 178,404,984	$ -	$ -	$ 178,404,984

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2025.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.